Cash Flow Information (Tables)	12 Months Ended
Feb. 28, 2019
Supplemental Cash Flow Information [Abstract]
Interest and Income Taxes Paid
Certain consolidated statements of cash flow information related to interest and income taxes paid is summarized as follows:

	For the Years Ended
	February 28, 2019	February 28, 2018	February 28, 2017
Interest paid during the year	$24	$39	$48
Income taxes paid during the year	6	6	10
Income tax refunds received during the year	15	7	19